Taxation - Schedule of Deferred Taxes (Details) - US - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	$ 137,999	$ 105,226
Deferred tax liabilities	(35,962)	(29,480)
Deferred tax assets (liabilities), net	102,037	75,746
Deferred tax assets (liabilities), net, not recognized	102,037	75,746
Operating tax losses
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	33,810	2,621
Tax credits
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	272	238
Share-based payments
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	5,989	6,206
Capitalized research & development expenditures
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	40,696	48,904
Lease liability
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	3,912	4,851
Sale of future royalties
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	53,321	42,406
Investments held at fair value
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	(31,289)	(23,565)
Right of use assets
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	(1,679)	(2,143)
Property and equipment, net
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	(796)	(1,235)
Investment in associates
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	0	(637)
Other temporary differences
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	$ (2,198)	$ (1,900)